UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	VANGUARD CALIFORNIA TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1:	Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund
Schedule of Investments
August 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.8%)

ABAG Finance Auth. for Non-Profit Corp. California (Computer History Museum) VRDO	2.470%	9/7/05 LOC	$15,000	$15,000
ABAG Finance Auth. for Non-Profit Corp. California (Valley Christian Schools) VRDO	2.420%	9/7/05 LOC	10,900	10,900
ABAG Finance Auth. for Non-Profit Corp. California (Zoological Society San Diego Zoo) VRDO	2.400%	9/7/05 LOC	35,500	35,500
Alameda CA Corridor Transp. Auth. Rev. TOB VRDO	2.550%	9/7/05 (1)*	9,120	9,120
Alameda-Contra Costa CA School Financing Auth. (Capital Improvement Financing Pooled Project) COP VRDO	2.410%	9/7/05 LOC	2,190	2,190
Alvord CA USD TOB VRDO	2.390%	9/7/05 (1)*	15,600	15,600
Alvord CA USD TOB VRDO	2.510%	9/7/05 (1)*	4,020	4,020
Anaheim CA Public Finance Auth. Rev. TOB VRDO	2.510%	9/7/05 (1)*	5,440	5,440
Anaheim CA Public Improvement Corp. Lease COP VRDO	2.250%	9/7/05 (2)	21,880	21,880
Berkeley CA TRAN	3.500%	11/29/05	25,000	25,088
Cabrillo CA Community College Dist. Rev. TOB VRDO	2.510%	9/7/05 (1)*	2,670	2,670
California Community College Financing Auth. TRAN	4.000%	6/30/06 (4)	25,000	25,279
California Dept. of Transp. Rev. Federal Highway Grant Anticipation Bonds TOB VRDO	2.510%	9/7/05 (3)*	5,450	5,450
California Dept. of Veteran Affairs VRDO	2.400%	9/7/05	16,855	16,855
California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	2.390%	9/7/05 (3)*	16,950	16,950
California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	2.510%	9/7/05 (1)*	7,475	7,475
California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	2.510%	9/7/05 *	16,435	16,435
California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	2.520%	9/7/05 (1)*	3,400	3,400
California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	2.510%	9/7/05 *	13,000	13,000
California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	2.510%	9/7/05 *	5,650	5,650
California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	2.510%	9/7/05 *	8,415	8,415
California Educ. Fac. Auth. Rev. (Pepperdine Univ.) VRDO	2.440%	9/7/05	4,725	4,725
California Educ. Fac. Auth. Rev. (Pomona College) VRDO	2.440%	9/7/05	13,040	13,040
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	2.300%	9/7/05	7,565	7,565
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	2.300%	9/7/05	4,580	4,580
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	2.300%	9/7/05	9,000	9,000
California Educ. Fac. Auth. Rev. (Univ. of San Francisco) VRDO	2.300%	9/7/05 LOC	6,100	6,100
California GO CP	2.520%	9/7/05	13,000	13,000
California GO CP	2.550%	9/7/05	9,830	9,830
California GO CP	2.600%	10/5/05	40,000	40,000
California GO CP	2.600%	10/11/05	10,000	10,000
California GO CP	2.550%	10/12/05	15,000	15,000
California GO CP	2.550%	10/12/05	5,000	5,000
California GO CP	2.630%	11/10/05	8,250	8,250
California GO TOB VRDO	2.380%	9/7/05 (2)*	19,995	19,995
California GO TOB VRDO	2.510%	9/7/05 (2)*	5,220	5,220
California GO TOB VRDO	2.510%	9/7/05 (1)*	5,330	5,330
California GO TOB VRDO	2.510%	9/7/05 (1)*	5,250	5,250
California GO TOB VRDO	2.510%	9/7/05 (3)*	9,900	9,900
California GO TOB VRDO	2.510%	9/7/05 (2)*	3,480	3,480
California GO TOB VRDO	2.510%	9/7/05 (2)*	3,060	3,060
California GO TOB VRDO	2.510%	9/7/05 (2)*	5,270	5,270
California GO TOB VRDO	2.510%	9/7/05 (2)*	4,320	4,320
California GO TOB VRDO	2.510%	9/7/05 (1)*	18,000	18,000
California GO TOB VRDO	2.510%	9/7/05 (4)*	24,380	24,380
California GO TOB VRDO	2.520%	9/7/05 (10)*	23,905	23,905
California GO TOB VRDO	2.540%	9/7/05 (10)*	4,995	4,995
California GO VRDO	2.200%	9/1/05 LOC	7,545	7,545
California GO VRDO	2.260%	9/1/05 LOC	21,750	21,750
California GO VRDO	2.350%	9/1/05 LOC	1,400	1,400
California GO VRDO	2.300%	9/7/05 LOC	25,600	25,600
California GO VRDO	2.360%	9/7/05 LOC	33,700	33,700
California GO VRDO	2.450%	9/7/05 LOC	20,700	20,700
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	2.380%	9/7/05 LOC	16,700	16,700
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	2.440%	9/7/05 LOC	20,900	20,900
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	2.480%	9/7/05 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev. (Memorial Health Services) VRDO	2.280%	9/7/05	59,355	59,355
California Health Fac. Finance Auth. Rev. (Pitzer College) VRDO	2.440%	9/7/05 LOC	8,075	8,075
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	2.550%	9/7/05 *	71,295	71,295
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	2.560%	9/7/05 *	8,080	8,080
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	2.560%	9/7/05 *	16,685	16,685
California Housing Finance Agency Home Mortgage Rev. VRDO	2.300%	9/1/05	70,400	70,400
California Housing Finance Agency Home Mortgage Rev. VRDO	2.340%	9/1/05	36,100	36,100
California Housing Finance Agency Home Mortgage Rev. VRDO	2.390%	9/1/05 LOC	2,100	2,100
California Housing Finance Agency Home Mortgage Rev. VRDO	2.390%	9/1/05	21,100	21,100
California Housing Finance Agency Home Mortgage Rev. VRDO	2.410%	9/1/05 (4)	14,450	14,450
California Housing Finance Agency Home Mortgage Rev. VRDO	2.380%	9/7/05 (4)	4,400	4,400
California Housing Finance Agency Home Mortgage Rev. VRDO	2.380%	9/7/05	31,930	31,930
California Housing Finance Agency Home Mortgage Rev. VRDO	2.380%	9/7/05 (4)	24,100	24,100
California Housing Finance Agency Home Mortgage Rev. VRDO	2.380%	9/7/05 (4)	4,200	4,200
California Housing Finance Agency Home Mortgage Rev. VRDO	2.460%	9/7/05	65,000	65,000
California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	2.560%	9/7/05 *	43,625	43,625
California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	2.560%	9/7/05 *	9,995	9,995
California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	2.560%	9/7/05 *	20,000	20,000
California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	2.560%	9/7/05 *	39,000	39,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	2.330%	9/7/05	41,700	41,700
California Housing Finance Agency Single Family Mortgage Rev. VRDO	2.330%	9/7/05	50,000	50,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	2.380%	9/7/05 (2)	20,000	20,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	2.390%	9/7/05	25,000	25,000
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum) VRDO	2.230%	9/1/05 (1)	42,900	42,900
California Infrastructure & Econ. Dev. Bank Rev. (Bay Area Toll) TOB VRDO	2.510%	9/7/05 (2)*	21,000	21,000
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator) VRDO	2.300%	9/7/05 (2)	25,000	25,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	1.620%	10/3/05	13,000	13,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	1.620%	10/3/05	14,000	14,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	2.250%	2/2/06	52,000	52,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	2.250%	2/2/06	77,700	77,700
California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	2.520%	9/7/05 *	7,455	7,455
California Public Works Board Lease Rev. (UCLA Hosp.) TOB VRDO	2.520%	9/7/05 (3)*	4,860	4,860
California Public Works Board Lease Rev. (Univ. of California) TOB VRDO	2.520%	9/7/05 (1)*	5,355	5,355
California School Cash Reserve Program Auth. Pool A TRAN	4.000%	7/6/06 (2)	23,000	23,265
California State Dept. of Water Resources Power Supply Rev. TOB VRDO	2.470%	9/7/05 (2)*	27,345	27,345
California State Dept. of Water Resources Power Supply Rev. TOB VRDO	2.510%	9/7/05 (4)*	15,250	15,250
California State Dept. of Water Resources Power Supply Rev. TOB VRDO	2.510%	9/7/05 (10)*	26,155	26,155
California State Dept. of Water Resources Power Supply Rev. TOB VRDO	2.510%	9/7/05 (10)*	5,750	5,750
California State Dept. of Water Resources Power Supply Rev. VRDO	2.200%	9/1/05 LOC	27,400	27,400
California State Dept. of Water Resources Power Supply Rev. VRDO	2.200%	9/1/05 LOC	4,952	4,952
California State Dept. of Water Resources Power Supply Rev. VRDO	2.230%	9/1/05 LOC	100,200	100,200
California State Dept. of Water Resources Power Supply Rev. VRDO	2.350%	9/1/05 LOC	25,540	25,540
California State Dept. of Water Resources Power Supply Rev. VRDO	2.380%	9/7/05 LOC	74,900	74,900
California State Dept. of Water Resources Power Supply Rev. VRDO	2.380%	9/7/05 (2)	9,400	9,400
California State Dept. of Water Resources Power Supply Rev. VRDO	2.400%	9/7/05 LOC	19,000	19,000
California State Dept. of Water Resources Power Supply Rev. VRDO	2.400%	9/7/05 LOC	40,700	40,700
California State Dept. of Water Resources Power Supply Rev. VRDO	2.400%	9/7/05 LOC	4,150	4,150
California State Dept. of Water Resources Power Supply Rev. VRDO	2.420%	9/7/05 (4)	28,300	28,300
California State Dept. of Water Resources Power Supply Rev. VRDO	2.420%	9/7/05 LOC	43,300	43,300
California State Econ. Recovery Bonds TOB VRDO	2.510%	9/7/05 (1)*	8,890	8,890
California State Econ. Recovery Bonds TOB VRDO	2.510%	9/7/05 *	5,070	5,070
California State Econ. Recovery Bonds TOB VRDO	2.520%	9/7/05 (3)*	6,725	6,725
California State Econ. Recovery Bonds VRDO	2.200%	9/1/05 LOC	1,900	1,900
California State Econ. Recovery Bonds VRDO	2.200%	9/1/05 LOC	2,005	2,005
California State Econ. Recovery Bonds VRDO	2.200%	9/1/05 LOC	35,225	35,225
California State Econ. Recovery Bonds VRDO	2.200%	9/1/05 LOC	14,975	14,975
California State Econ. Recovery Bonds VRDO	2.230%	9/1/05	19,825	19,825
California State Econ. Recovery Bonds VRDO	2.260%	9/1/05	16,450	16,450
California State Econ. Recovery Bonds VRDO	2.210%	9/7/05 LOC	21,200	21,200
California State Econ. Recovery Bonds VRDO	2.270%	9/7/05 (10)	30,000	30,000
California State Econ. Recovery Bonds VRDO	2.290%	9/7/05 (10)	10,000	10,000
California State Econ. Recovery Bonds VRDO	2.300%	9/7/05 (10)	57,000	57,000
California State Econ. Recovery Bonds VRDO	2.300%	9/7/05 (10)	6,600	6,600
California State Econ. Recovery Bonds VRDO	2.320%	9/7/05 (4)	10,580	10,580
California State Econ. Recovery Bonds VRDO	2.350%	9/7/05 LOC	38,700	38,700
California State Univ. Institute CP	2.520%	9/8/05 LOC	13,525	13,525
California State Univ. Institute CP	2.770%	10/7/05 LOC	5,500	5,500
California State Univ. Rev. Systemwide TOB VRDO	2.470%	9/7/05 (4)*	3,300	3,300
California State Univ. TOB VRDO	2.510%	9/7/05 (2)*	53,060	53,060
California State Univ. TOB VRDO	2.520%	9/7/05 (2)*	5,315	5,315
California Statewide Community Dev. Auth. Multifamily Rev. (Knoll Apartments) VRDO	2.490%	9/7/05 LOC	12,715	12,715
California Statewide Community Dev. Auth. Multifamily Rev. (Valley Palms Apartments) VRDO	2.490%	9/7/05 LOC	13,500	13,500
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) VRDO	2.250%	9/7/05 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) VRDO	2.250%	9/7/05 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	2.300%	9/7/05	21,300	21,300
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	2.310%	9/7/05	20,000	20,000
California Statewide Community Dev. Auth. Rev. (Museum of Art) VRDO	2.250%	9/7/05 (3)	26,125	26,125
California Transp. Bay Area Bridge Seismic Retrofit CP	2.520%	10/6/05 LOC	9,400	9,400
Contra Costa CA Housing Finance Agency Home Mortgage Rev. (Park Regency) VRDO	2.450%	9/7/05 LOC	32,500	32,500
Contra Costa CA Water Dist. Rev. TOB VRDO	2.510%	9/7/05 (4)*	5,640	5,640
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	2.500%	9/15/05 LOC	36,550	36,550
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	2.600%	9/15/05 LOC	5,000	5,000
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	2.580%	10/5/05 LOC	13,400	13,400
Dublin San Ramon CA Services Dist. Sewer COP VRDO	2.430%	9/7/05 (1)	22,835	22,835
East Bay CA Muni. Util. Dist. WasteWater System Rev. CP	2.430%	9/8/05	30,700	30,700
East Bay CA Muni. Util. Dist. WasteWater System Rev. CP	2.350%	10/6/05	37,000	37,000
East Bay CA Muni. Util. Dist. WasteWater System Rev. CP	2.420%	10/6/05	36,500	36,500
East Bay CA Muni. Util. Dist. WasteWater System Rev. VRDO	2.250%	9/7/05 (10)	15,000	15,000
East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	2.510%	9/7/05 (1)*	19,800	19,800
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	2.250%	9/7/05 (10)	14,000	14,000
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	2.250%	9/7/05 (4)	46,160	46,160
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	2.280%	9/7/05 (10)	30,000	30,000
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	2.310%	9/7/05 (10)	15,000	15,000
Fontana CA Public Finance Auth. Tax Allocation Rev. TOB VRDO	2.510%	9/7/05 (2)*	5,330	5,330
Fontana CA Public Finance Auth. Tax Allocation Rev. TOB VRDO	2.520%	9/7/05 (2)*	2,000	2,000
Fresno CA Sewer Rev. VRDO	2.290%	9/7/05 (3)	25,000	25,000
Grant CA Joint Union High School Dist VRDO	2.450%	9/7/05 (4)	15,000	15,000
Irvine CA Assessment Dist. Improvement Bonds VRDO	2.260%	9/1/05 LOC	16,203	16,203
Irvine CA Ranch Water Dist. Rev. VRDO	2.200%	9/1/05 LOC	3,000	3,000
Irvine CA Ranch Water Dist. Rev. VRDO	2.260%	9/1/05 LOC	6,300	6,300
Irvine CA Ranch Water Dist. Rev. VRDO	2.350%	9/1/05 LOC	17,850	17,850
Koch Industries California TOB VRDO	2.540%	9/7/05 (2)*	11,837	11,837
Long Beach CA Harbor Rev. TOB VRDO	2.440%	9/7/05 (1)*	16,445	16,445
Long Beach CA Harbor Rev. TOB VRDO	2.540%	9/7/05 (3)*	6,710	6,710
Long Beach CA Harbor Rev. TOB VRDO	2.540%	9/7/05 (1)*	5,480	5,480
Long Beach CA Harbor Rev. TOB VRDO	2.540%	9/7/05 (1)*	2,565	2,565
Long Beach CA Harbor Rev. TOB VRDO	2.540%	9/7/05 (1)*	5,220	5,220
Long Beach CA Harbor Rev. TOB VRDO	2.540%	9/7/05 (3)*	3,330	3,330
Long Beach CA Harbor Rev. TOB VRDO	2.540%	9/7/05 (1)*	1,820	1,820
Long Beach CA Harbor Rev. TOB VRDO	2.540%	9/7/05 (1)*	8,220	8,220
Long Beach CA Harbor Rev. VRDO	2.310%	9/7/05 (1)	24,430	24,430
Long Beach CA Water Rev. CP	2.550%	9/8/05	6,000	6,000
Los Angeles CA Community College Dist. GO TOB VRDO	2.510%	9/7/05 (4)*	5,300	5,300
Los Angeles CA Community College Dist. GO TOB VRDO	2.510%	9/7/05 (4)*	4,985	4,985
Los Angeles CA Community College Dist. GO TOB VRDO	2.520%	9/7/05 (4)*	5,390	5,390
Los Angeles CA Community Redev. Agency Multifamily Housing Rev. (Metropolitan Lofts Apartments) VRDO	2.520%	9/7/05 LOC	17,750	17,750
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev. VRDO	2.140%	9/7/05 (2)	16,500	16,500
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev. VRDO	2.280%	9/7/05 (2)	15,775	15,775
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	2.400%	9/1/05 LOC	14,000	14,000
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	2.280%	9/7/05 LOC	20,000	20,000
Los Angeles CA Dept. of Water & Power Rev. CP	2.500%	9/7/05	10,000	10,000
Los Angeles CA Dept. of Water & Power Rev. CP	2.420%	10/7/05	25,000	25,000
Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	2.520%	9/7/05 (1)*	8,350	8,350
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.220%	9/1/05	7,900	7,900
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.400%	9/7/05	22,530	22,530
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.400%	9/7/05	22,000	22,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.400%	9/7/05	67,700	67,700
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.420%	9/7/05	30,100	30,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.420%	9/7/05	13,100	13,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.420%	9/7/05	37,100	37,100
Los Angeles CA Harbor Dept. CP	2.460%	9/15/05	10,606	10,606
Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	2.490%	9/7/05 LOC	23,600	23,600
Los Angeles CA TOB VRDO	2.510%	9/7/05 (1)*	5,285	5,285
Los Angeles CA TRAN	4.000%	6/30/06	50,000	50,545
Los Angeles CA USD COP VRDO	2.360%	9/7/05 (2)	10,000	10,000
Los Angeles CA USD GO TOB VRDO	2.390%	9/7/05 (3)*	8,160	8,160
Los Angeles CA USD GO TOB VRDO	2.390%	9/7/05 (1)*	46,055	46,055
Los Angeles CA USD GO TOB VRDO	2.510%	9/7/05 (1)(3)*	10,680	10,680
Los Angeles CA USD GO TOB VRDO	2.510%	9/7/05 (3)*	11,120	11,120
Los Angeles CA USD GO TOB VRDO	2.510%	9/7/05 (3)*	5,000	5,000
Los Angeles CA USD GO TOB VRDO	2.510%	9/7/05 (3)*	3,560	3,560
Los Angeles CA USD GO TOB VRDO	2.510%	9/7/05 (1)*	4,900	4,900
Los Angeles CA USD GO TOB VRDO	2.510%	9/7/05 (3)*	8,420	8,420
Los Angeles CA USD GO TOB VRDO	2.510%	9/7/05 (4)*	6,455	6,455
Los Angeles CA USD GO TOB VRDO	2.510%	9/7/05 (4)*	6,435	6,435
Los Angeles CA USD GO TOB VRDO	2.510%	9/7/05 (1)*	5,375	5,375
Los Angeles CA USD GO TOB VRDO	2.520%	9/7/05 (3)*	14,565	14,565
Los Angeles CA USD GO TOB VRDO	2.520%	9/7/05 (3)*	5,400	5,400
Los Angeles CA USD TOB VRDO	2.390%	9/7/05 *	21,975	21,975
Los Angeles CA USD TOB VRDO	2.520%	9/7/05 (4)*	12,885	12,885
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/05 (3)	11,500	11,500
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/05 (3)	10,000	10,000
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/05 (3)	14,900	14,900
Los Angeles CA Wastewater System Rev. TOB VRDO	2.510%	9/7/05 (4)*	23,750	23,750
Los Angeles CA Wastewater System Rev. TOB VRDO	2.510%	9/7/05 (4)*	8,685	8,685
Los Angeles County CA Metro. Transp. Auth. CP	2.450%	9/28/05 LOC	7,000	7,000
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. CP	2.480%	9/1/05 LOC	10,000	10,000
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	2.510%	9/7/05 (1)*	10,000	10,000
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	2.510%	9/7/05 (1)*	9,565	9,565
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	2.520%	9/7/05 (2)*	2,725	2,725
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	2.250%	9/7/05 (3)	36,000	36,000
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	2.450%	9/7/05 (1)	69,215	69,215
Los Angeles County CA Pension Obligations VRDO	2.250%	9/7/05 (2)	9,200	9,200
Los Angeles County CA Pension Obligations VRDO	2.250%	9/7/05 (2)	20,305	20,305
Los Angeles County CA Public Works Financing Auth. Rev	3.250%	12/1/05 (1)	28,015	28,086
Los Angeles County CA TRAN	4.000%	6/30/06	50,000	50,590
Metro. Water Dist. of Southern California Rev. VRDO	2.200%	9/1/05	7,800	7,800
Metro. Water Dist. of Southern California Rev. VRDO	2.250%	9/7/05	33,300	33,300
Metro. Water Dist. of Southern California Rev. VRDO	2.390%	9/7/05	34,800	34,800
Metro. Water Dist. of Southern California Rev. VRDO	2.400%	9/7/05	19,300	19,300
Metro. Water Dist. of Southern California Rev. VRDO	2.400%	9/7/05	3,500	3,500
Metro. Water Dist. of Southern California Rev. VRDO	2.410%	9/7/05	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	2.410%	9/7/05	20,000	20,000
Metro. Water Dist. of Southern California Rev. VRDO	2.410%	9/7/05	18,300	18,299
Metro. Water Dist. of Southern California Rev. VRDO	2.460%	9/7/05	26,400	26,400
Metro. Water Dist. of Southern California Rev. VRDO	2.460%	9/7/05	7,900	7,900
Mission Viejo CA Community Dev. Financing Auth. (Mission Viejo Mall Improvement) VRDO	2.300%	9/7/05 LOC	29,000	29,000
MSR California Public Power Agency Rev. (San Juan Project) VRDO	2.230%	9/1/05 (1)	6,750	6,750
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.230%	9/1/05	3,300	3,300
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.240%	9/1/05	11,400	11,400
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.240%	9/1/05	4,000	4,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.270%	9/7/05	25,000	25,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.270%	9/7/05	10,200	10,200
Northern California Power Agency (Hydroelectric Project) VRDO	2.310%	9/7/05 (1)	34,250	34,250
Oakland CA Joint Powers Financing Auth. Lease Rev. TOB VRDO	2.520%	9/7/05 (2)*	2,125	2,125
Oakland CA Joint Powers Financing Auth. Lease Rev. TOB VRDO	2.520%	9/7/05 (2)*	3,150	3,150
Oakland CA Sewer Rev. TOB VRDO	2.520%	9/7/05 (4)*	2,445	2,445
Oakland CA TRAN	4.000%	7/17/06	25,000	25,288
Oceanside CA Multifamily Housing Rev. (Lakeridge Apartments) VRDO	2.310%	9/7/05 LOC	36,940	36,940
Orange County CA Apartment Dev. Rev. VRDO	2.440%	9/7/05 LOC	58,200	58,200
Orange County CA Sanitation Dist. COP VRDO	2.200%	9/1/05	3,940	3,940
Orange County CA Sanitation Dist. COP VRDO	2.450%	9/7/05 (2)	36,945	36,945
Orange County CA Water Dist. COP VRDO	2.250%	9/7/05	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	2.300%	9/7/05 LOC	9,900	9,900
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	2.470%	9/7/05 (2)	34,000	34,000
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.) VRDO	2.220%	9/1/05 (2)	9,350	9,350
Port of Oakland CA CP	2.650%	11/10/05 LOC	29,000	29,000
Port of Oakland CA Rev. TOB VRDO	2.510%	9/7/05 (3)*	3,803	3,803
Port of Oakland CA Rev. TOB VRDO	2.510%	9/7/05 (3)*	5,815	5,815
Port of Oakland CA Rev. TOB VRDO	2.540%	9/7/05 (3)*	4,730	4,730
Port of Oakland CA Rev. TOB VRDO	2.540%	9/7/05 (3)*	5,305	5,305
Port of Oakland CA Rev. TOB VRDO	2.540%	9/7/05 (3)*	2,800	2,800
Port of Oakland CA Rev. TOB VRDO	2.540%	9/7/05 (3)*	2,670	2,670
Port of Oakland CA Rev. TOB VRDO	2.540%	9/7/05 (3)*	2,650	2,650
Port of Oakland CA Rev. TOB VRDO	2.540%	9/7/05 (3)*	4,700	4,700
Port of Oakland CA Rev. TOB VRDO	2.540%	9/7/05 (3)*	5,490	5,490
Riverside County CA (Election 2003) TOB VRDO	2.510%	9/7/05 (10)*	5,225	5,225
Sacramento CA County Sanitation Dist. Financing Auth. TOB VRDO	2.510%	9/7/05 (2)*	7,530	7,530
Sacramento CA County Sanitation Dist. Financing Auth. TOB VRDO	2.510%	9/7/05 (1)*	14,950	14,950
Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	2.510%	9/7/05 (1)*	2,495	2,495
Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	2.510%	9/7/05 (3)*	12,000	12,000
Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	2.520%	9/7/05 (1)*	2,095	2,095
Sacramento CA USD TRAN	3.500%	11/30/05	10,000	10,035
Sacramento County CA (Administration Center & Courthouse) VRDO	2.380%	9/7/05 LOC	29,740	29,740
Sacramento County CA TRAN	4.000%	7/10/06	15,630	15,800
San Bernardino County CA Medical Center COP VRDO	2.160%	9/7/05 (1)	36,365	36,365
San Diego CA Community College Dist. GO TOB VRDO	2.510%	9/7/05 (4)*	10,350	10,350
San Diego CA County & School Dist. TRAN	4.000%	7/14/06	80,000	80,960
San Diego CA Housing Auth. Multifamily Housing Rev. (Canyon Rim Apartments) VRDO	2.490%	9/7/05 LOC	32,440	32,440
San Diego CA USD TOB VRDO	2.510%	9/7/05 (3)*	5,635	5,635
San Diego CA USD TOB VRDO	2.510%	9/7/05 (4)*	6,935	6,935
San Diego CA USD TOB VRDO	2.510%	9/7/05 (3)*	3,135	3,135
San Diego CA USD TOB VRDO	2.510%	9/7/05 (3)*	2,475	2,475
San Diego CA USD TOB VRDO	2.510%	9/7/05 (4)*	8,620	8,620
San Diego CA USD TOB VRDO	2.520%	9/7/05 (4)*	16,630	16,630
San Diego CA USD TRAN	4.000%	7/24/06	50,000	50,593
San Diego CA Water Auth. Rev. COP TOB VRDO	2.510%	9/7/05 (3)*	5,065	5,065
San Diego County CA COP TOB VRDO	2.520%	9/7/05 (2)*	6,285	6,285
San Diego County CA Teeter Obligation CP	2.470%	10/6/05 LOC	7,400	7,400
San Diego County CA Water Auth. CP	2.430%	9/8/05	31,100	31,100
San Diego County CA Water Auth. CP	2.500%	10/13/05	11,500	11,500
San Diego County CA Water Auth. Rev. COP TOB VRDO	2.510%	9/7/05 (4)*	8,345	8,345
San Francisco CA Bay Area Rapid Transit Dist. Sales Tax Rev. TOB VRDO	2.510%	9/7/05 (3)*	2,745	2,745
San Francisco CA City & County (Laguna Honda Hosp.) VRDO	2.400%	9/7/05 (1)	6,000	6,000
San Francisco CA City & County Finance Corp. Lease Rev. (Moscone Center Expansion) VRDO	2.340%	9/7/05 (2)	32,100	32,100
San Francisco CA City & County Finance Corp. Lease Rev. (Moscone Center Expansion) VRDO	2.410%	9/7/05 (2)	45,800	45,800
San Francisco CA City & County International Airport Rev. TOB VRDO	2.390%	9/7/05 (3)*	10,150	10,150
San Francisco CA City & County Public Util. TOB VRDO	2.390%	9/7/05 (1)*	8,590	8,590
San Francisco CA City & County TOB VRDO	2.510%	9/7/05 (1)*	4,320	4,320
San Francisco CA City & County USD TOB VRDO	2.520%	9/7/05 (4)*	2,765	2,765
San Francisco CA Public Util. Comm. CP	2.600%	10/21/05 LOC	16,000	16,000
San Francisco County CA Transp. Auth. CP	2.430%	9/8/05	10,250	10,250
San Jose CA Financing Auth. Lease Rev. CP	2.600%	12/1/05 LOC	17,415	17,415
San Jose CA Financing Auth. Lease Rev. VRDO	2.450%	9/7/05 (10)	12,700	12,700
San Jose CA Redev. Agency VRDO	2.330%	9/7/05 LOC	16,500	16,500
San Jose CA Redev. Agency VRDO	2.350%	9/7/05 LOC	10,000	10,000
San Jose CA USD GO TOB VRDO	2.520%	9/7/05 (3)*	5,465	5,465
San Jose CA USD GO TRAN	3.000%	11/17/05	23,000	23,049
San Jose/Santa Clara CA Clean Water & Sewer Finance Auth. VRDO	2.250%	9/7/05 (3)	3,700	3,700
San Marcos CA Public Fac. Auth. Tax Allocation TOB VRDO	2.510%	9/7/05 (2)*	6,375	6,375
San Marcos CA Public Fac. Auth. Tax Allocation TOB VRDO	2.510%	9/7/05 (2)*	6,450	6,450
San Ramon Valley CA USD GO TOB VRDO	2.510%	9/7/05 (4)*	5,195	5,195
Santa Rosa CA Waste Water Rev. VRDO	2.450%	9/7/05 LOC	14,000	14,000
Sonoma County CA TRAN	3.000%	10/13/05	75,000	75,080
Southern California Home Financing Auth. Single Family Mortgage Rev. TOB VRDO	2.560%	9/7/05 *	72,500	72,500
Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	2.390%	9/7/05	24,600	24,600
Southern California Public Power Auth. Rev. (Palo Verde Project) VRDO	2.250%	9/7/05 (2)	18,870	18,870
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.250%	9/7/05 (2)LOC	10,800	10,800
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.280%	9/7/05 (4)	54,465	54,465
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.290%	9/7/05 (4)	55,150	55,150
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.290%	9/7/05 (4)	6,595	6,595
Univ. of California Regents CP	2.350%	9/15/05	17,200	17,200
Univ. of California Regents CP	2.380%	9/15/05	10,000	10,000
Univ. of California Regents CP	2.580%	10/7/05	37,100	37,100
Univ. of California Regents CP	2.580%	10/11/05	20,000	20,000
Univ. of California Rev. TOB VRDO	2.510%	9/7/05 (4)*	2,635	2,635
Univ. of California Rev. TOB VRDO	2.510%	9/7/05 (2)*	11,450	11,450
Univ. of California Rev. TOB VRDO	2.510%	9/7/05 (2)*	11,730	11,730
Univ. of California Rev. TOB VRDO	2.510%	9/7/05 (2)*	10,025	10,025
Univ. of California Rev. TOB VRDO	2.510%	9/7/05 (2)*	2,450	2,450
Val Verde CA USD COP VRDO	2.400%	9/7/05 LOC	3,100	3,100
Ventura County CA TRAN	4.000%	7/3/06	50,000	50,596
Wateruse Financial Auth. of California VRDO	2.360%	9/7/05 (4)	48,335	48,335
Westlands CA Water Dist. COP TOB VRDO	2.510%	9/7/05 (1)*	12,600	12,600
Yosemite CA Community College Dist. TOB VRDO	2.510%	9/7/05 (3)*	5,840	5,840
Outside California
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)(4)*	8,000	8,000
Puerto Rico GO TOB VRDO	2.310%	9/7/05 (1)*	24,995	24,995
Puerto Rico GO TOB VRDO	2.310%	9/7/05 (4)*	16,680	16,680
Puerto Rico GO TOB VRDO	2.470%	9/7/05 (3)*	14,655	14,655
Puerto Rico Govt. Dev. Bank CP	2.850%	1/30/06 LOC*	11,000	11,000
Puerto Rico Govt. Dev. Bank VRDO	2.220%	9/7/05 (1)	6,390	6,390
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.290%	9/7/05 (2)	7,500	7,500
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	2.490%	9/7/05 (ETM)*	20,700	20,700
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. TOB VRDO	2.470%	9/7/05 (10)*	11,345	11,345

TOTAL MUNICIPAL BONDS
(Cost $6,098,409)				6,098,409

OTHER ASSETS AND LIABILITIES—NET(0.2%)				11,263

NET ASSETS (100%)				$6,109,672

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of these securities was $1,452,470,000, representing 23.8% of net assets.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard California Long-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.5%)

ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/29 (2)	$3,000	$3,326
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.250%	10/1/26	1,000	1,053
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.300%	10/1/32	3,180	3,347
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/17 (1)	5,000	5,401
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/18 (1)	2,000	2,159
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/30 (2)	15,000	4,793
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/36 (1)	20,000	4,737
Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,499
Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,688
Anaheim CA Convention Center COP	0.000%	8/1/06 (1)	3,125	3,045
Anaheim CA Public Finance Auth. Distribution System Rev	5.000%	10/1/21 (1)	3,390	3,639
Cabrillo CA Community College Dist. Rev	0.000%	8/1/28 (1)	2,250	797
California Dept. of Veteran Affairs Rev	5.450%	12/1/19 (2)	2,660	2,672
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/19	1,615	2,006
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	5.750%	6/1/25	2,000	2,122
California Educ. Fac. Auth. Rev. (Occidental College)	5.700%	10/1/07 (1)(Prere.)	11,565	12,450
California GO	5.250%	10/1/06 (3)(Prere.)	12,725	13,172
California GO	6.250%	9/1/12 (3)	9,000	10,568
California GO	7.000%	11/1/13 (3)	65	66
California GO	5.250%	10/1/14 (3)	2,885	2,984
California GO	5.400%	12/1/16 (4)	1,000	1,059
California GO	6.000%	8/1/19 (3)	210	215
California GO	5.000%	3/1/21	39,405	42,494
California GO	5.250%	2/1/23 (1)	11,455	13,349
California GO	5.125%	2/1/26	15,325	16,399
California GO	5.125%	2/1/27	10,000	10,686
California GO	5.000%	6/1/34	40,000	42,072
California GO VRDO	2.200%	9/1/05 LOC	2,900	2,900
California GO VRDO	2.260%	9/1/05 LOC	3,800	3,800
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/32	10,000	10,766
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/15 (2)	4,080	4,171
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/17 (1)	27,900	29,158
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	4.750%	7/1/19 (1)	765	769
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,283
California Health Fac. Finance Auth. Rev. (Cedars Sinai Medical Center)	5.000%	11/15/34	10,000	10,334
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/08 (1)(Prere.)	5,000	5,344
California Housing Finance Agency Home Mortgage Rev	6.050%	8/1/27 (2)	5,000	5,209
California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III)	5.375%	8/1/28	1,480	1,517
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.250%	6/1/07 (1)(Prere.)	6,245	6,563
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/18	3,905	4,201
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,613
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.250%	10/1/34	20,040	20,876
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Association)	5.500%	8/1/31	7,610	8,127
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Association)	5.550%	8/1/31	5,500	5,894
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/14 (2)	25,815	28,884
California Infrastructure & Econ. Dev. Bank Rev. (YMCA of Metropolitan LA)	5.250%	2/1/26 (2)	4,750	5,111
California Infrastructure & Econ. Dev. Bank Rev. VRDO	2.200%	9/1/05 (2)	4,800	4,800
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	10,000	10,798
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	5,260	5,807
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	3,000	3,312
California Public Works Board Lease Rev. (Dept. of Corrections)	5.625%	11/1/16 (1)	3,200	3,365
California Public Works Board Lease Rev. (Dept. of Corrections)	6.500%	9/1/17 (2)	30,000	37,190
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/17 (1)	13,835	15,153
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/19 (1)	15,230	16,569
California Public Works Board Lease Rev. (Dept. of Health Services)	5.750%	11/1/24 (1)	7,885	8,680
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375%	10/1/19 (4)	6,375	7,001
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/17 (2)	10,250	10,717
California Rural Home Mortgage Finance Auth. Single Family Mortgage Rev	7.000%	9/1/29	445	451
California Rural Home Mortgage Finance Auth. Single Family Mortgage Rev	6.350%	12/1/29	500	510
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/13	18,000	20,772
California State Dept. of Water Resources Power Supply Rev	5.125%	5/1/19	20,000	21,494
California State Dept. of Water Resources Power Supply Rev. VRDO	2.380%	9/7/05 (2)	3,600	3,600
California State Dept. of Water Resources Power Supply Rev. VRDO	2.380%	9/7/05 LOC	6,300	6,300
California State Dept. of Water Resources Power Supply Rev. VRDO	2.420%	9/7/05 (2)	1,500	1,500
California State Dept. of Water Resources Power Supply Rev. VRDO	2.420%	9/7/05 (4)	2,300	2,300
California State Econ. Recovery Bonds	5.250%	7/1/14	24,000	27,069
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	35,700	38,502
California State Econ. Recovery Bonds VRDO	2.200%	9/1/05 LOC	2,525	2,525
California State Econ. Recovery Bonds VRDO	2.200%	9/1/05 LOC	16,400	16,400
California State Econ. Recovery Bonds VRDO	2.230%	9/1/05	8,475	8,475
California State Univ. Rev. & Colleges Housing System Rev	5.625%	11/1/09 (3)(Prere.)	6,920	7,683
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,554
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	5,260
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	18,756
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.500%	7/1/20	8,000	8,974
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/30	5,000	5,266
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/35	5,250	5,489
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/39	5,000	5,104
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	6,112
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/10	3,225	3,364
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/13	7,000	7,281
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.500%	11/1/32	18,249	19,382
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30 (2)	8,000	8,393
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/23	20,000	22,468
California Statewide Community Dev. Auth. Rev. (Sutter Health)	5.500%	8/15/34	10,885	11,587
Capistrano CA Unified Public Schools Rev	5.700%	9/1/16 (2)	10,000	10,477
Central Coast California Water Auth. Rev	5.000%	10/1/16 (2)	6,850	7,130
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	3,325	3,708
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	1,000	1,115
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.000%	8/1/16 (2)	5,500	5,569
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,570	6,675
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,500	6,614
Clovis CA USD GO	0.000%	8/1/13 (3)	4,935	3,674
Clovis CA USD GO	0.000%	8/1/15 (3)	2,770	1,865
Clovis CA USD GO	0.000%	8/1/16 (3)	2,865	1,832
Clovis CA USD GO	0.000%	8/1/18 (3)	3,645	2,107
Clovis CA USD GO	0.000%	8/1/25 (3)	11,630	4,729
Clovis CA USD GO	0.000%	8/1/26 (3)	6,000	2,323
Clovis CA USD GO	0.000%	8/1/27 (3)	8,000	2,960
Clovis CA USD GO	0.000%	8/1/29 (3)	8,005	2,705
Contra Costa CA Water Dist. Rev	5.000%	10/1/17 (4)	7,015	7,633
Culver City CA Wastewater Fac. Rev	5.700%	9/1/29 (3)	5,000	5,510
East Bay CA Muni. Util. Dist. Water System Rev	5.250%	6/1/18	4,000	4,254
Eastern California Muni. Water. Dist. Water & Sewer Rev	6.750%	7/1/12 (3)	8,500	10,069
Escondido CA Union High School Dist	0.000%	11/1/20 (1)	4,000	2,070
Evergreen CA School Dist. GO	5.625%	9/1/08 (3)(Prere.)	6,300	6,844
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	10,066
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	13,641
Foothill/Eastern Corridor Agency California Toll Road Rev	5.000%	1/15/16 (1)	8,400	9,007
Foothill/Eastern Corridor Agency California Toll Road Rev	5.125%	1/15/19 (1)	5,200	5,600
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/26	10,000	8,660
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/28 (1)	15,000	13,429
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/33	10,000	2,035
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/34	10,000	1,910
Foothill/Eastern Corridor Agency California Toll Road Rev	5.750%	1/15/40 (1)	12,000	13,209
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17 (1)	3,000	1,830
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22 (1)	3,850	1,828
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/22	5,590	6,970
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23 (1)	3,590	1,617
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25 (1)	2,390	977
Fresno CA Airport Rev	5.500%	7/1/30 (4)	1,500	1,639
Fullerton Univ. California Rev	5.700%	7/1/20 (1)	2,165	2,402
Golden State Tobacco Securitization Corp. California	5.375%	6/1/10 (Prere.)	25,000	27,392
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (3)(Prere.)	5,000	5,674
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	21,048
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,735	1,927
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	2,370	2,632
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,550	1,722
Helix CA Water Dist. COP	5.000%	4/1/19 (4)	4,250	4,527
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/18 (4)	6,300	6,882
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/21 (4)	8,000	8,670
Irvine CA USD VRDO	2.200%	9/1/05 LOC	3,500	3,500
Kern CA High School Dist. GO	6.400%	8/1/14 (1)(ETM)	1,490	1,816
Kern CA High School Dist. GO	6.400%	8/1/15 (1)(ETM)	1,645	2,026
Kern CA High School Dist. GO	6.400%	8/1/16 (1)(ETM)	1,815	2,252
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,769
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,999
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,253
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,129
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	4,113
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	5,209
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.125%	5/1/20 (2)	5,500	5,855
Long Beach CA Finance Auth. Lease Rev. (Temple & Willis Fac.)	5.500%	10/1/18 (1)	5,030	5,477
Long Beach CA Harbor Rev	6.000%	5/15/11 (3)	3,695	4,170
Long Beach CA Harbor Rev	5.000%	5/15/17 (3)	3,655	4,000
Long Beach CA Harbor Rev	6.000%	5/15/17 (3)	1,200	1,404
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	8,810	9,906
Los Angeles CA Dept. of Airports International Airport Rev	5.250%	5/15/17 (3)	6,800	7,446
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/18 (1)(ETM)	11,600	12,360
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/19	6,730	6,813
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/21 (4)	2,830	3,058
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/36 (3)	2,925	3,061
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.400%	9/7/05	6,100	6,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.450%	9/7/05	9,000	9,000
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/17 (2)	3,095	3,365
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/19 (2)	5,975	6,495
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/20 (2)	9,455	10,278
Los Angeles CA USD GO	6.000%	7/1/10 (3)	5,250	5,923
Los Angeles CA USD GO	5.250%	7/1/14 (1)	12,715	14,218
Los Angeles CA Wastewater System Rev	6.000%	6/1/21 (3)	4,000	4,987
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/07 (1)(Prere.)	7,700	8,105
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/16 (1)	7,500	7,877
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/17 (4)	10,000	10,955
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/19 (4)	6,170	6,608
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/07 (1)(Prere.)	5,500	5,792
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/07 (Prere.)	2,905	3,088
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	12/1/07 (2)(Prere.)	16,000	16,942
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	5/1/10 (2)(Prere.)	4,700	5,141
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/12	1,595	1,688
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/16 (1)	3,040	3,190
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/18 (4)	2,700	3,084
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/21 (1)	6,460	7,021
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/22 (1)	6,790	7,362
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/23 (1)	4,000	4,323
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/24 (1)	4,000	4,312
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/25 (1)	2,165	2,327
Los Angeles County CA Schools COP	0.000%	8/1/14 (2)	1,000	705
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,095
Metro. Water Dist. of Southern California Rev	8.000%	7/1/08 (ETM)	2,000	2,270
Metro. Water Dist. of Southern California Rev. VRDO	2.260%	9/1/05	10,500	10,500
Metro. Water Dist. of Southern California Rev. VRDO	2.250%	9/7/05	10,800	10,800
Modesto CA High School Dist. GO	0.000%	8/1/15 (3)	5,000	3,369
Modesto CA High School Dist. GO	0.000%	8/1/17 (3)	3,000	1,830
Modesto CA High School Dist. GO	0.000%	8/1/18 (3)	3,225	1,869
Modesto CA Irrigation Dist. COP	5.000%	7/1/20 (1)	2,175	2,330
Modesto CA Irrigation Dist. Finance Auth. Rev. (Domestic Water Project)	5.750%	9/1/05 (2)(Prere.)	3,750	3,825
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/11 (2)(ETM)	8,125	9,082
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	12,817
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16 (4)	1,010	1,099
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17 (4)	1,060	1,152
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18 (4)	1,115	1,211
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19 (4)	1,120	1,216
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20 (4)	1,180	1,270
Mount San Antonio California Community College Dist	5.250%	8/1/19 (1)	2,720	3,029
Mount San Antonio California Community College Dist	5.250%	8/1/20 (1)	2,860	3,178
Mount San Antonio California Community College Dist	5.250%	8/1/21 (1)	3,010	3,335
Mount San Antonio California Community College Dist	5.250%	8/1/22 (1)	3,170	3,505
Mount San Antonio California Community College Dist	5.250%	8/1/23 (1)	3,335	3,682
Mount San Antonio California Community College Dist	5.250%	8/1/24 (1)	2,000	2,205
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13 (2)	8,000	9,188
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20 (1)(ETM)	35,530	43,572
MSR California Public Power Agency Rev. (San Juan Project) VRDO	2.230%	9/1/05 (1)	2,200	2,200
Murrieta Valley CA USD COP VRDO	2.320%	9/7/05 (4)	10,000	10,000
Natomas CA USD GO	5.200%	9/1/19 (3)	5,000	5,387
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	4,274
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,649
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,361
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,421
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,526
North City West CA School Fac. Finance Auth	6.000%	9/1/19 (4)	2,000	2,100
North Orange County CA Community College Dist. GO	5.375%	8/1/12 (1)(Prere.)	5,080	5,743
Northern California Power Agency (Hydroelectric Project)	6.300%	7/1/18 (1)	10,000	12,375
Northern California Power Agency (Hydroelectric Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,509
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	5,500	6,137
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/27	2,380	2,503
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/33	3,730	3,909
Oceanside CA Community Dev. Comm. Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,408
Palmdale CA COP	5.250%	9/1/19 (1)	1,310	1,444
Palmdale CA COP	5.250%	9/1/20 (1)	1,450	1,596
Palmdale CA COP	5.250%	9/1/21 (1)	1,605	1,762
Palmdale CA COP	5.250%	9/1/22 (1)	1,765	1,934
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/18	890	912
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/19	895	917
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/20	890	912
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/26	4,460	4,566
Palomar Pomerado Health System California Rev	5.375%	11/1/11 (1)	3,865	4,191
Palomar Pomerado Health System California Rev	5.375%	11/1/13 (1)	6,730	7,269
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	631
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,278
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,772
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	427
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	5.700%	8/1/32 (4)	7,000	8,079
Pomona CA USD GO	5.600%	8/1/14 (1)(ETM)	1,585	1,837
Pomona CA USD GO	5.600%	8/1/15 (1)(ETM)	2,000	2,333
Pomona CA USD GO	5.600%	8/1/16 (1)(ETM)	1,000	1,170
Pomona CA USD GO	7.500%	8/1/17 (1)(ETM)	2,540	3,434
Port of Oakland CA Rev	5.625%	11/1/11 (3)	9,260	10,089
Port of Oakland CA Rev	5.400%	11/1/17 (1)	16,705	17,869
Port of Oakland CA Rev	5.500%	11/1/17 (1)	4,350	4,610
Rancho CA Water Dist. Finance Auth. Rev	5.875%	11/1/05 (3)(Prere.)	3,585	3,675
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/34	12,000	12,739
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33 (1)	3,000	3,196
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21 (1)	2,650	2,827
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26 (1)	2,905	3,143
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (1)	5,000	3,676
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (1)	2,000	1,397
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (1)	2,000	1,327
Sacramento CA County Sanitation Dist. Financing Auth.	5.000%	12/1/35 (2)	15,000	15,994
Sacramento CA Financing Auth. Lease Rev	5.375%	11/1/14 (2)	9,750	11,101
Sacramento CA Financing Auth. Lease Rev	5.400%	11/1/20 (2)	6,785	7,925
Sacramento CA Muni. Util. Dist. Rev	5.800%	7/1/19 (2)	6,000	7,237
Sacramento CA Muni. Util. Dist. Rev	5.900%	7/1/20 (2)	15,850	19,434
Sacramento County CA (Administration Center & Courthouse) VRDO	2.380%	9/7/05 LOC	6,755	6,755
Sacramento County CA Airport Rev	5.250%	7/1/18 (4)	2,305	2,519
Sacramento County CA Airport Rev	5.250%	7/1/18 (4)	1,295	1,387
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	5,760	6,130
San Bernardino CA Multifamily Housing Rev. (Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/10 (Prere.)	7,000	7,416
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	17,915	21,870
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (1)	8,940	10,601
San Diego CA USD GO	0.000%	7/1/15 (3)	5,370	3,627
San Diego CA USD GO	0.000%	7/1/16 (3)	4,565	2,929
San Diego CA USD GO	0.000%	7/1/18 (3)	9,500	5,510
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	15,298
San Diego CA USD GO	5.500%	7/1/23 (1)	8,205	9,845
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	11,038
San Diego CA USD GO	5.500%	7/1/24 (1)	10,000	12,030
San Diego CA USD GO	5.500%	7/1/25 (1)	9,000	10,877
San Diego CA Water Auth. Rev. COP	5.250%	5/1/08 (3)(Prere.)	14,290	15,279
San Diego CA Water Auth. Rev. COP	5.000%	5/1/17	2,300	2,428
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,486
San Diego County CA COP	5.375%	10/1/41	8,545	9,003
San Diego County CA COP	5.250%	10/1/21	1,485	1,579
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,122
San Diego County CA COP	5.250%	10/1/28	2,745	2,900
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/10 (2)	6,370	7,384
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/11 (2)	7,455	8,822
San Francisco CA City & County International Airport Rev	5.250%	5/1/16 (1)	4,305	4,704
San Francisco CA City & County International Airport Rev	5.250%	5/1/18 (1)	4,770	5,203
San Francisco CA City & County International Airport Rev	5.250%	5/1/19 (1)	5,020	5,476
San Francisco CA City & County International Airport Rev	5.125%	5/1/20 (1)	6,320	6,625
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/21 (1)	12,385	6,334
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/24 (1)	15,000	6,599
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/25 (1)	18,250	7,648
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/30 (1)	7,000	2,311
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/31 (1)	11,950	3,741
San Jose CA Redev. Agency	6.000%	8/1/11 (1)(ETM)	2,915	3,356
San Jose CA Redev. Agency	6.000%	8/1/11 (1)	5,930	6,779
San Jose CA Redev. Agency	5.000%	8/1/18 (1)	1,525	1,643
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	1,649
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	1,844
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,276
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,032
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,214
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	2,579
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/19	2,575	2,748
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/20	1,000	1,067
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/21	2,635	2,824
San Mateo County CA Finance Auth. Rev	6.500%	7/1/13 (1)	14,560	17,018
San Mateo County CA Joint Powers Auth. Lease Rev	5.000%	7/1/21 (1)	3,500	3,912
San Ramon Valley CA USD GO	0.000%	7/1/09 (3)	4,895	4,332
San Ramon Valley CA USD GO	0.000%	7/1/10 (3)	7,050	6,007
San Ramon Valley CA USD GO	0.000%	7/1/12 (3)	6,645	5,204
San Ramon Valley CA USD GO	0.000%	7/1/13 (3)	7,430	5,550
San Ramon Valley CA USD GO	0.000%	7/1/14 (3)	8,290	5,894
San Ramon Valley CA USD GO	0.000%	7/1/15 (3)	5,605	3,786
Santa Ana CA Finance Auth. Rev	6.250%	7/1/16 (1)	5,345	6,499
Santa Ana CA Finance Auth. Rev	6.250%	7/1/17 (1)	2,000	2,451
Santa Clara CA Electric Rev	5.250%	7/1/19 (1)	2,200	2,446
Santa Clara CA Electric Rev	5.250%	7/1/20 (1)	1,550	1,722
Santa Clara CA Electric Rev	5.000%	7/1/21 (1)	4,895	5,309
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	7,000	7,770
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/13 (2)	5,050	5,593
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/14 (2)	5,325	5,898
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/15 (2)	5,620	6,203
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/06 (2)	11,000	11,304
Santa Monica-Malibu CA USD Rev	0.000%	8/1/20 (3)	6,715	3,514
Santa Rosa CA Waste Water Rev	6.000%	7/2/15 (2)	7,000	8,109
Santa Rosa CA Waste Water Rev	6.000%	9/1/15 (3)	5,580	6,486
Solano County CA COP	5.250%	11/1/19 (1)	3,785	4,166
Solano County CA COP	5.250%	11/1/21 (1)	3,770	4,117
Southern California Public Power Auth. Rev. (Transmission Project)	5.750%	7/1/21 (1)	220	221
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.280%	9/7/05 (4)	1,000	1,000
Ukiah CA Electric Rev	6.000%	6/1/08 (1)	2,910	3,064
Ukiah CA Electric Rev	6.250%	6/1/18 (1)	6,000	7,162
Union CA Elementary School Dist. GO	0.000%	9/1/15 (3)	3,860	2,595
Union CA Elementary School Dist. GO	0.000%	9/1/16 (3)	1,500	958
Union CA Elementary School Dist. GO	0.000%	9/1/17 (3)	2,295	1,395
Union CA Elementary School Dist. GO	0.000%	9/1/18 (3)	1,630	941
Union CA Elementary School Dist. GO	0.000%	9/1/19 (3)	1,750	961
Union CA Elementary School Dist. GO	0.000%	9/1/20 (3)	2,300	1,203
Union CA Elementary School Dist. GO	0.000%	9/1/21 (3)	2,000	995
Univ. of California Rev	5.000%	5/15/18 (4)	3,000	3,287
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18 (4)	3,695	4,013
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19 (4)	3,000	3,258
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (3)	5,000	5,572
Walnut Valley CA USD	6.000%	8/1/12 (2)(ETM)*	1,790	2,085
Walnut Valley CA USD	6.000%	8/1/13 (2)(ETM)*	1,980	2,336
Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,620
Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	2,961
Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,241
West Contra Costa CA USD	0.000%	8/1/30 (3)	6,235	2,008
West Contra Costa CA USD	0.000%	8/1/31 (3)	6,670	2,037
West Contra Costa CA USD	0.000%	8/1/32 (3)	7,650	2,232
West Contra Costa CA USD	0.000%	8/1/33 (3)	9,780	2,725
West Contra Costa CA USD	0.000%	8/1/34 (3)	10,270	2,726
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/07 (1)	4,260	4,494
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/08 (1)	3,530	3,820
Yuba City CA USD	0.000%	9/1/15 (3)	1,870	1,254
Yuba City CA USD	0.000%	9/1/17 (3)	2,060	1,248
Yuba City CA USD	0.000%	9/1/19 (3)	2,270	1,243
Outside California
Guam International Airport Auth. Rev	5.000%	10/1/09 (1)	5,720	6,068
Puerto Rico GO	5.500%	7/1/16 (1)	10,000	11,652
Puerto Rico GO	5.500%	7/1/19 (4)	10,000	11,839
Puerto Rico GO	5.500%	7/1/19 (2)	6,500	7,695
Puerto Rico Govt. Dev. Bank CP	3.550%	1/26/06	5,500	5,502
Puerto Rico Govt. Dev. Bank VRDO	2.220%	9/7/05 (1)	500	500
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/10	5,000	5,407
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/21 (3)	5,000	5,971
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/22 (3)	9,000	10,777
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	17,756
Univ. of Puerto Rico Rev	5.375%	6/1/30 (1)	14,795	14,970

TOTAL MUNICIPAL BONDS
(Cost $2,084,383)				2,249,143

OTHER ASSETS AND LIABILITIES—NET (0.5%)				11,759

NET ASSETS (100%)				$2,260,902

*Securities with a value of $4,421,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP— Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2005, the cost of investment securities for tax purposes was $2,100,267,000. Net unrealized appreciation of investment securities for tax purposes was $148,876,000, consisting of unrealized gains of $149,248,000 on securities that had risen in value since their purchase and $372,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30 Year U.S. Treasury Bond	(595)	$70,229	($1,099)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard California Intermediate-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (100.8%)

ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/15 (2)	$9,180	$10,305
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/14 (1)	10,150	10,989
Alameda County CA (Medical Center) COP	5.250%	6/1/08 (1)(ETM)	1,965	2,086
Alameda County CA (Medical Center) COP	5.250%	6/1/09 (1)(ETM)	2,910	3,107
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (1)(ETM)	1,595	1,723
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (1)(ETM)	1,785	1,928
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (1)(ETM)	1,880	2,037
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (1)(ETM)	3,960	4,284
Alameda County CA COP	5.375%	12/1/10 (1)	2,000	2,206
Alameda County CA COP	5.375%	12/1/12 (1)	11,000	12,320
Alameda County CA COP	5.375%	12/1/13 (1)	13,930	15,625
Alameda County CA COP	5.375%	12/1/14 (1)	4,790	5,373
Alameda County CA COP	5.375%	12/1/15 (1)	1,500	1,670
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/14 (4)	2,330	2,595
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/15 (4)	4,010	4,349
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/16 (1)	1,915	2,085
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/16 (4)	5,000	5,395
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/17 (4)	2,750	3,035
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,408
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	2,235	2,518
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,000	1,126
Antioch CA Public Finance Auth. Reassessment Rev	5.000%	9/2/13 (2)	11,470	11,926
Burbank CA Public Finance Auth	5.250%	12/1/12 (2)	3,540	3,951
Burbank CA Public Finance Auth	5.250%	12/1/13 (2)	4,615	5,180
Cabrillo CA Community College Dist. Rev	0.000%	8/1/11 (3)	2,465	2,011
Cabrillo CA Community College Dist. Rev	0.000%	8/1/12 (3)	2,525	1,974
Cabrillo CA Community College Dist. Rev	0.000%	8/1/13 (3)	2,590	1,931
Cabrillo CA Community College Dist. Rev	0.000%	8/1/14 (3)	2,655	1,884
California Dept. of Transp. Rev. Federal Highway Grant Anticipation Bonds	5.000%	2/1/08 (2)	13,500	14,164
California Dept. of Veteran Affairs Rev	4.950%	12/1/12	2,375	2,505
California Dept. of Veteran Affairs Rev	5.050%	12/1/13	4,030	4,252
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/12 (3)	3,640	4,015
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/14	360	429
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/15	380	461
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/16	400	487
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.600%	10/1/09	2,680	2,870
California GO	5.500%	6/1/06	3,260	3,322
California GO	6.500%	2/1/08	1,120	1,208
California GO	5.750%	12/1/09 (3)	11,765	12,995
California GO	5.750%	2/1/11 (3)	6,500	7,293
California GO	5.000%	6/1/12	16,280	17,749
California GO	5.400%	12/1/14 (1)	2,780	2,912
California GO	5.375%	4/1/15	7,095	7,775
California GO	5.250%	2/1/18 (1)	5,000	5,717
California GO	5.000%	3/1/20	55,385	59,909
California GO VRDO	2.360%	9/7/05 LOC	3,900	3,900
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/16	2,170	2,289
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/19	1,025	1,072
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	7.000%	7/1/06 (2)	3,395	3,508
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	975	1,040
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,060	1,131
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	905	965
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,170	1,248
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,075	1,147
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/08 (1)	2,315	2,460
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/09 (1)	2,520	2,674
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.875%	7/1/09 (2)	5,000	5,112
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/10 (1)	2,155	2,286
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/10 (1)	7,000	7,294
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/11 (1)	2,780	2,949
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/12 (1)	2,560	2,716
California Health Fac. Finance Auth. Rev. (Cedars Sinai Medical Center)	5.000%	11/15/14	4,000	4,317
California Health Fac. Finance Auth. Rev. (Cedars Sinai Medical Center)	5.000%	11/15/16	2,000	2,150
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,902
California Health Fac. Finance Auth. Rev. (Children's Hosp.)	6.000%	7/1/06 (1)	1,000	1,025
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/09 (4)(ETM)	6,290	6,764
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	0.000%	10/1/09 (1)	7,140	6,274
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/09 (2)(ETM)	10,525	11,278
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/10 (4)(ETM)	5,310	5,693
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,773
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/16 (ETM)	5,000	5,373
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,492
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,441
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,720
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,834
California Health Fac. Finance Auth. Rev. (Memorial Health Services) VRDO	2.280%	9/7/05	2,800	2,800
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/06 (1)	2,415	2,472
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.500%	7/1/10 (1)	3,570	3,788
California Health Fac. Finance Auth. Rev. (Sisters of Providence)	6.000%	10/1/09 (2)	4,490	4,975
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/14	2,715	2,932
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/15	3,000	3,224
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/16	6,275	6,719
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/09 (4)	3,500	3,620
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/11 (4)	1,700	1,758
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/12 (4)	3,000	3,190
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/12 (4)	5,410	5,753
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,935	3,272
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,245	2,503
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	1,300	1,449
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum) VRDO	2.230%	9/1/05 (1)	4,200	4,200
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,750
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/15	3,500	3,829
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/16	4,500	4,899
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,408
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,363
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,174
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,515
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,446
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,632
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,910
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/17	3,820	4,114
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/13 (2)	18,000	20,227
California Infrastructure & Econ. Dev. Bank Rev. VRDO	2.200%	9/1/05 (2)	12,265	12,265
California PCR Financing Auth. Rev. (San Diego Gas & Electric)	5.900%	6/1/14 (1)	17,135	20,016
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	5,000	5,399
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	5,000	5,399
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/20	3,895	4,158
California Public Works Board Lease Rev. (California State Univ.)	5.300%	10/1/15 (2)	6,655	7,095
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/07	3,600	3,718
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/08	7,085	7,427
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/09	9,000	9,547
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	1/1/10 (2)	10,000	10,285
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/10	4,000	4,285
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/11	3,500	3,778
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/12	5,000	5,432
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/12 (1)	10,625	11,705
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	1/1/14 (2)	5,975	6,146
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/14 (1)	4,400	4,610
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/21	10,000	11,096
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/22	10,000	11,082
California Public Works Board Lease Rev. (Secretary of State)	6.500%	12/1/08 (2)	5,000	5,525
California Public Works Board Lease Rev. (Univ. of California)	5.500%	9/1/09 (2)	4,015	4,279
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/16 (1)	4,750	5,059
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/09	10,000	10,769
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/10	3,500	3,822
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/11	7,000	7,736
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/12 (1)	10,000	11,114
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/13 (2)	16,985	19,199
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/17 (10)	9,000	9,953
California State Dept. of Water Resources Power Supply Rev. VRDO	2.260%	9/1/05 LOC	2,000	2,000
California State Dept. of Water Resources Power Supply Rev. VRDO	2.350%	9/1/05 LOC	7,985	7,985
California State Dept. of Water Resources Power Supply Rev. VRDO	2.380%	9/7/05 LOC	2,500	2,500
California State Dept. of Water Resources Power Supply Rev. VRDO	2.400%	9/7/05 LOC	6,945	6,945
California State Econ. Recovery Bonds	5.000%	7/1/09	22,000	23,491
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	28,000	30,197
California State Econ. Recovery Bonds PUT	5.000%	7/1/07	10,000	10,360
California State Econ. Recovery Bonds VRDO	2.200%	9/1/05 LOC	14,400	14,400
California State Econ. Recovery Bonds VRDO	2.230%	9/1/05	27,550	27,550
California State Econ. Recovery Bonds VRDO	2.300%	9/7/05 (10)	9,400	9,400
California State Univ. Rev. Systemwide	5.375%	11/1/14 (3)	5,390	6,050
California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	21,090	22,925
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Seascape) PUT	5.250%	6/1/08	2,000	2,086
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	1,900	1,992
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/08 (1)	1,000	1,077
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/11 (1)	2,365	2,689
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/11	2,400	2,581
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/12	1,500	1,622
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/13	1,250	1,355
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/22	5,155	5,362
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/24	5,000	5,291
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/25	2,500	2,647
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/08	1,440	1,487
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.050%	5/15/08	2,500	2,574
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/13	5,545	5,768
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,632
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13 (2)	1,530	1,596
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14 (2)	1,610	1,683
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/13	6,920	7,918
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/14	5,335	6,051
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/15	7,780	8,863
California Statewide Community Dev. Auth. Rev. (Republic Services Inc.)	4.950%	12/1/12	11,500	12,045
California Statewide Community Dev. Auth. Rev. (Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	4,966
California Veterans GO	4.850%	12/1/11	1,750	1,843
California Veterans GO	5.400%	12/1/14	4,445	4,675
Capistrano CA Unified Public Schools Rev	6.000%	9/1/05 (2)	2,395	2,395
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.500%	8/1/10 (2)	3,095	3,549
Clovis CA USD GO	0.000%	8/1/07 (3)(ETM)	15,000	14,171
Clovis CA USD GO	0.000%	8/1/08 (3)(ETM)	14,265	13,036
Clovis CA USD GO	0.000%	8/1/12 (3)	4,715	3,681
Compton CA USD GO	5.250%	9/1/15 (1)	1,295	1,449
Compton CA USD GO	5.250%	9/1/16 (1)	1,460	1,633
Compton CA USD GO	5.250%	9/1/17 (1)	1,645	1,838
Contra Costa CA (Merrithew Memorial Hosp.) COP	6.000%	11/1/07 (1)	2,000	2,127
Culver City CA Redev. Financing Auth	5.375%	11/1/16 (4)	3,260	3,589
El Dorado County CA Public Agency Finance Auth. Rev	5.600%	2/15/12 (3)	3,900	4,028
El Dorado County CA Public Agency Finance Auth. Rev	5.500%	2/15/21 (3)	2,420	2,498
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	2,145	2,329
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	3,104
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,743
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	4,795
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,150	1,312
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,235	1,409
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11	1,330	1,511
Foothill/Eastern Corridor Agency California Toll Road Rev	5.250%	1/15/13 (1)*	5,000	5,456
Foothill/Eastern Corridor Agency California Toll Road Rev	5.375%	1/15/15 (1)*	5,000	5,454
Fremont CA Union High School Dist. GO	5.000%	9/1/19 (3)	6,000	6,589
Fremont CA Union High School Dist. GO	5.000%	9/1/20 (3)	2,500	2,737
Fremont CA Union High School Dist. GO	5.000%	9/1/21 (3)	5,000	5,460
Fremont CA Union High School Dist. GO	5.000%	9/1/22 (3)	5,000	5,447
Fremont CA Union High School Dist. GO	5.000%	9/1/23 (3)	1,970	2,140
Fresno CA Airport Rev	6.000%	7/1/13 (4)	2,975	3,313
Fresno CA Airport Rev	6.000%	7/1/15 (4)	2,290	2,541
Glendale CA School Dist. GO	5.750%	9/1/17 (3)	3,790	4,072
Golden State Tobacco Securitization Corp. California	5.500%	6/1/07 (Prere.)	22,000	22,969
Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/09 (1)	7,900	8,538
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/10 (2)	1,470	1,595
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/11 (2)	1,665	1,821
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/12 (2)	2,540	2,813
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/13 (2)	1,870	2,063
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.600%	9/2/15 (2)	2,925	3,025
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.700%	9/2/16 (2)	3,045	3,150
Irvine CA Ranch Water Dist. Rev. VRDO	2.200%	9/1/05 LOC	3,800	3,800
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,500
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,806
Kings River Conservation Dist. California COP	5.000%	5/1/15	2,000	2,178
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,040	1,172
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,200	1,352
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,380	1,555
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/09 (2)	3,735	4,153
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/10 (2)	3,860	4,367
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/17 (2)	3,670	4,323
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,839
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.250%	5/1/14 (2)	2,035	2,202
Long Beach CA Harbor Rev	4.000%	5/15/08 (3)	6,820	6,967
Long Beach CA Harbor Rev	5.500%	5/15/08	8,095	8,561
Long Beach CA Harbor Rev	6.000%	5/15/09 (3)	2,770	3,035
Long Beach CA Harbor Rev	6.000%	5/15/10 (3)	3,200	3,568
Long Beach CA Harbor Rev	6.000%	5/15/11 (3)	1,000	1,129
Long Beach CA Harbor Rev	5.000%	5/15/12 (3)	7,100	7,686
Long Beach CA Harbor Rev	5.750%	5/15/12	10,050	11,034
Long Beach CA Harbor Rev	6.000%	5/15/12 (3)	4,000	4,559
Long Beach CA Harbor Rev	6.000%	5/15/13 (3)	6,700	7,700
Long Beach CA Harbor Rev	6.000%	5/15/14 (3)	7,405	8,611
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,568
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,677
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,847
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	2,076
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	6,250	7,027
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	15,000	16,372
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.000%	8/15/10 (1)	10,975	12,373
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.125%	8/15/11 (1)	1,300	1,495
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/11 (1)	13,255	14,428
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/13 (1)	10,500	11,554
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/09	5,650	6,031
Los Angeles CA Dept. of Water & Power Rev	5.125%	10/15/13 (1)(ETM)	3,500	3,742
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/15 (1)	4,600	5,039
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/15 (1)(ETM)	10,000	10,667
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/17 (1)(ETM)	7,600	8,093
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.220%	9/1/05	1,700	1,700
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.400%	9/7/05	5,800	5,800
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.420%	9/7/05	2,000	2,000
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,237
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/07	3,000	3,090
Los Angeles CA Harbor Dept. Rev	5.250%	11/1/08	4,195	4,321
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/10 (2)	2,750	3,003
Los Angeles CA Harbor Dept. Rev	5.875%	8/1/10	6,000	6,201
Los Angeles CA Harbor Dept. Rev	5.900%	8/1/11	7,385	7,634
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/15 (2)	1,625	1,767
Los Angeles CA Muni. Improvement Corp. Lease Rev	5.000%	9/1/12 (3)	7,480	8,215
Los Angeles CA USD GO	5.250%	7/1/09 (1)(Prere.)	5,175	5,644
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,520
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,520
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	6,615	7,303
Los Angeles CA USD GO	5.500%	7/1/10 (3)(Prere.)	9,160	10,148
Los Angeles CA USD GO	5.500%	7/1/11 (1)	16,525	18,513
Los Angeles CA USD GO	5.500%	7/1/12 (1)	5,240	5,930
Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470	1,706
Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,393
Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,710
Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,291
Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,477
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/11 (2)	2,360	2,712
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/13 (2)	2,760	3,240
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	6.000%	7/1/11 (2)	2,745	3,145
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/14 (1)	7,000	7,349
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/14 (4)	14,000	15,537
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/16 (4)	8,410	9,225
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/07 (1)(Prere.)	6,450	6,792
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	9/1/08 (1)	3,555	3,702
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/14 (1)	24,180	26,846
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	9/1/15 (1)	1,000	1,042
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/15 (4)	10,000	11,143
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/15 (1)	8,540	9,504
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/16 (1)	3,550	3,725
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/16 (4)	4,000	4,567
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/17 (4)	7,000	8,012
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/19 (4)	7,500	8,633
Los Angeles County CA Schools COP	0.000%	8/1/11 (2)	1,945	1,583
Los Angeles County CA Schools COP	0.000%	8/1/13 (2)	2,010	1,490
MSR California Public Power Agency Rev. (San Juan Project)	5.000%	7/1/13 (1)	1,500	1,632
MSR California Public Power Agency Rev. (San Juan Project)	5.375%	7/1/13 (1)	2,500	2,627
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20 (1)(ETM)	2,530	3,103
Metro. Water Dist. of Southern California Rev	8.000%	7/1/08 (ETM)	2,000	2,270
Metro. Water Dist. of Southern California Rev	5.000%	7/1/12	21,495	23,617
Metro. Water Dist. of Southern California Rev. VRDO	2.200%	9/1/05	1,500	1,500
Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (1)	3,165	3,420
Modesto CA Irrigation Dist. Finance Auth. Rev	5.125%	9/1/15 (2)	4,365	4,657
Mojave CA Water Agency COP	5.450%	9/1/07 (1)(Prere.)	6,150	6,578
Mt. Diablo CA USD GO	5.000%	8/1/15 (4)	2,110	2,295
Mt. Diablo CA USD GO	5.000%	8/1/16 (4)	2,210	2,402
Murrieta Valley CA USD COP VRDO	2.320%	9/7/05 (4)	15,900	15,900
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	6,895	7,366
New Haven CA USD GO	12.000%	8/1/12 (4)	3,440	5,218
New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,885
Newark CA USD GO	0.000%	8/1/10 (4)	1,000	849
North City West CA Community Dist	6.000%	9/1/05 (4)	1,510	1,510
North City West CA Community Dist	6.000%	9/1/06 (4)	1,600	1,650
North City West CA Community Dist	6.000%	9/1/07 (4)	1,695	1,780
North City West CA Community Dist	5.750%	9/1/15 (4)	2,000	2,097
Northern California Power Agency Rev	5.250%	8/1/15 (2)	2,000	2,144
Oakland CA COP	5.000%	4/1/11 (2)	1,855	2,015
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,391
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,707
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (3)	3,990	4,508
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (3)	3,790	4,243
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (3)	6,210	6,928
Orange County CA Airport Rev	6.000%	7/1/06 (1)	9,565	9,797
Orange County CA Airport Rev	5.375%	7/1/09 (1)	1,950	2,057
Orange County CA Airport Rev	5.000%	7/1/11 (4)	3,165	3,450
Orange County CA Airport Rev	5.000%	7/1/17 (4)	1,725	1,864
Orange County CA Airport Rev	5.000%	7/1/18 (4)	1,500	1,616
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (1)	1,415	1,569
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (1)	1,485	1,637
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (1)	1,570	1,744
Orange County CA Local Transp. Auth. Sales Tax Rev	5.700%	2/15/11 (2)	15,445	17,350
Orange County CA Recovery COP	6.000%	7/1/08 (1)(ETM)	10,980	11,883
Orange County CA Recovery COP	6.000%	6/1/10 (1)(ETM)	3,800	4,287
Palo Alto CA USD GO	5.000%	8/1/19 (4)	8,585	9,422
Palomar Pomerado Health System California Rev	5.375%	11/1/10 (1)	2,670	2,892
Palomar Pomerado Health System California Rev	5.375%	11/1/12 (1)	7,080	7,647
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	2.470%	9/7/05 (2)	4,000	4,000
Pasadena CA Electric Rev	5.000%	6/1/17 (1)	2,320	2,516
Pasadena CA Electric Rev	5.000%	6/1/18 (1)	2,535	2,746
Pomona CA Single Family Mortgage Rev	7.600%	5/1/23 (ETM)	13,000	17,310
Port of Oakland CA Rev	5.500%	11/1/09 (3)	1,000	1,086
Port of Oakland CA Rev	5.375%	11/1/10 (1)	9,000	9,556
Port of Oakland CA Rev	5.500%	11/1/10 (3)	8,805	9,607
Port of Oakland CA Rev	5.000%	11/1/11 (3)	5,160	5,643
Port of Oakland CA Rev	5.500%	11/1/11 (1)	5,850	6,227
Port of Oakland CA Rev	5.000%	11/1/12 (3)	2,650	2,914
Port of Oakland CA Rev	5.000%	11/1/12 (1)	7,020	7,609
Port of Oakland CA Rev	5.250%	11/1/13 (3)	7,150	7,969
Port of Oakland CA Rev	5.000%	11/1/14 (1)	8,090	8,669
Port of Oakland CA Rev	5.250%	11/1/14 (3)	5,000	5,573
Port of Oakland CA Rev	5.250%	11/1/15 (3)	5,000	5,530
Port of Oakland CA Rev	5.250%	11/1/16 (3)	6,300	6,964
Rancho CA Water Dist. Finance Auth. Rev	5.875%	11/1/05 (3)(Prere.)	3,000	3,075
Rancho CA Water Dist. Finance Auth. Rev	5.500%	11/1/16 (10)	5,480	6,359
Rancho CA Water Dist. Finance Auth. Rev	5.500%	11/1/17 (10)	5,855	6,817
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	4,138
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	3,123
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,583
Redding CA Electric System COP	5.375%	6/1/14 (2)	1,500	1,561
Redding CA Electric System COP	5.375%	6/1/15 (2)	1,500	1,561
Redding CA Electric System COP	5.375%	6/1/16 (2)	2,080	2,165
Riverside CA Electric Rev	5.375%	10/1/13 (2)	5,895	6,329
Riverside County CA Mortgage Rev	8.350%	6/1/13 (ETM)	6,650	8,676
Roseville CA Water Util. Rev. COP	5.200%	12/1/15 (3)	5,000	5,284
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/11 (1)	4,730	5,042
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/14 (1)	5,500	5,873
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/15 (1)	5,755	6,145
Sacramento CA Cogeneration Auth. Rev	5.000%	7/1/17 (1)	4,760	5,046
Sacramento CA County Sanitation Dist. Financing Auth	6.000%	12/1/13	2,500	2,851
Sacramento CA County Sanitation Dist. Financing Auth	6.000%	12/1/15	2,500	2,849
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/12 (4)(Prere.)	4,395	4,970
Sacramento CA Financing Auth. Lease Rev	5.000%	11/1/14 (1)	4,170	4,627
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/14 (4)	1,630	1,831
Sacramento CA Muni. Util. Dist. Rev	6.250%	8/15/10 (1)	28,000	31,251
Sacramento CA Muni. Util. Dist. Rev	5.000%	11/15/12 (1)	2,185	2,414
Sacramento CA Muni. Util. Dist. Rev	5.100%	7/1/13 (2)	2,850	3,011
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/13 (4)	1,000	1,103
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/14 (4)	2,500	2,751
Sacramento CA Muni. Util. Dist. Rev	5.125%	7/1/15 (1)	8,270	8,740
Sacramento CA Muni. Util. Dist. Rev	5.250%	7/1/24 (2)	10,000	11,599
Sacramento County CA Airport Rev	5.000%	7/1/13 (4)	1,005	1,074
Sacramento County CA Airport Rev	5.250%	7/1/14 (4)	1,060	1,144
Sacramento County CA Airport Rev	5.250%	7/1/17 (4)	1,230	1,320
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	5,500	5,854
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/15 (2)	1,235	1,355
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/14 (2)	1,085	1,194
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/15 (2)	1,150	1,269
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/16 (2)	1,215	1,341
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/17 (2)	1,285	1,418
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/18 (2)	1,360	1,501
San Bernardino County CA Justice Center and Airport COP	5.000%	7/1/14 (1)	5,585	6,163
San Bernardino County CA Medical Center COP	5.500%	8/1/06 (1)	8,500	8,706
San Bernardino County CA Medical Center COP	5.500%	8/1/07 (1)	5,000	5,241
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (1)	5,250	5,936
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	5,000	6,104
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/12 (2)	3,000	3,210
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/14 (2)	5,680	6,090
San Diego CA USD GO	0.000%	7/1/09 (3)	6,270	5,549
San Diego CA USD GO	0.000%	7/1/14 (3)	3,400	2,417
San Diego CA USD GO	5.500%	7/1/17 (1)	2,895	3,381
San Diego CA USD GO	5.500%	7/1/20 (1)	11,390	13,498
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	11,223
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	13,637
San Diego CA USD GO	5.000%	7/1/26 (4)	9,200	9,895
San Diego CA USD GO	5.000%	7/1/27 (4)	15,250	16,376
San Diego CA USD GO	5.000%	7/1/28 (4)	10,000	10,722
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (3)	6,215	7,013
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (3)	7,880	8,963
San Diego CA Water Auth. Rev. COP	5.250%	5/1/17 (3)	14,005	15,975
San Diego CA Water Auth. Rev. COP	5.250%	5/1/18 (3)	14,690	16,863
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (3)	6,725	7,816
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (3)	7,075	8,247
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,152
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,606
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,064
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/14 (2)	2,860	3,092
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,076
San Francisco CA City & County GO (Laguna Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,791
San Francisco CA City & County International Airport Rev	5.500%	5/1/08 (4)	3,000	3,168
San Francisco CA City & County International Airport Rev	6.250%	5/1/08 (1)	2,190	2,352
San Francisco CA City & County International Airport Rev	5.500%	5/1/09 (4)	3,000	3,200
San Francisco CA City & County International Airport Rev	5.500%	5/1/09 (4)	3,110	3,309
San Francisco CA City & County International Airport Rev	5.500%	5/1/09 (1)	2,945	3,133
San Francisco CA City & County International Airport Rev	5.500%	5/1/10 (3)	2,000	2,158
San Francisco CA City & County International Airport Rev	5.500%	5/1/10 (1)	4,335	4,715
San Francisco CA City & County International Airport Rev	5.500%	5/1/10 (4)	2,020	2,152
San Francisco CA City & County International Airport Rev	5.500%	5/1/10 (4)	3,280	3,480
San Francisco CA City & County International Airport Rev	5.250%	5/1/11 (3)	4,150	4,433
San Francisco CA City & County International Airport Rev	5.000%	5/1/12 (3)	2,065	2,193
San Francisco CA City & County International Airport Rev	5.250%	5/1/12 (3)	4,380	4,679
San Francisco CA City & County International Airport Rev	5.500%	5/1/12 (4)	3,650	3,874
San Francisco CA City & County International Airport Rev	5.000%	5/1/13 (3)	2,230	2,358
San Francisco CA City & County International Airport Rev	5.250%	5/1/13 (1)	2,430	2,681
San Francisco CA City & County International Airport Rev	5.250%	5/1/13 (2)	3,570	3,767
San Francisco CA City & County International Airport Rev	5.000%	5/1/14 (3)	2,340	2,467
San Francisco CA City & County International Airport Rev	5.250%	5/1/14 (1)	3,185	3,498
San Francisco CA City & County International Airport Rev	5.500%	5/1/14 (4)	4,065	4,315
San Francisco CA City & County International Airport Rev	5.250%	5/1/15 (1)	4,015	4,389
San Francisco CA City & County Redev. Agency Community Fac. Rev. (Hunters Point) VRDO	2.450%	9/7/05 LOC	5,000	5,000
San Francisco CA City & County Redev. Agency Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,509
San Francisco CA City & County Water Rev	5.000%	11/1/17 (1)	4,865	5,296
San Francisco County CA Transp. Auth. CP	2.390%	9/13/05	12,500	12,499
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/06 (1)	10,000	9,898
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/11 (1)	7,140	5,944
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/14 (1)	5,500	3,987
San Jose CA Airport Rev	5.375%	3/1/13 (4)	4,945	5,520
San Jose CA Airport Rev	5.375%	3/1/14 (4)	7,550	8,386
San Jose CA Airport Rev	5.375%	3/1/15 (4)	7,950	8,816
San Jose CA Financing Auth. Lease Rev	5.000%	9/1/13 (1)	9,570	10,400
San Jose CA Redev. Agency	5.250%	8/1/13 (1)	5,000	5,596
San Jose CA Redev. Agency	5.250%	8/1/14 (1)	5,000	5,632
San Jose CA USD GO	5.250%	8/1/14 (4)	2,540	2,791
San Jose CA USD GO	5.250%	8/1/15 (4)	2,790	3,052
San Juan CA USD GO	5.500%	8/1/12 (3)	1,930	2,149
San Juan CA USD GO	5.500%	8/1/13 (3)	1,950	2,166
San Juan CA USD GO	5.600%	8/1/14 (3)	2,685	2,995
San Juan CA USD GO	5.600%	8/1/15 (3)	2,745	3,053
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/12	1,000	1,068
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/15	2,045	2,175
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/16	2,225	2,367
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (3)	1,200	1,016
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (3)	1,180	918
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (3)	1,715	1,272
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (3)	1,500	1,059
San Mateo County CA Community College Dist. GO	5.375%	9/1/15 (3)	1,300	1,447
San Mateo County CA Community College Dist. GO	5.375%	9/1/18 (3)	1,515	1,682
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/13 (4)	1,865	2,015
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/14 (4)	4,275	4,631
San Ramon Valley CA USD GO	0.000%	7/1/07 (3)	3,950	3,741
Santa Ana CA Community Redev. Agency Tax Allocation (South Main Street)	5.000%	9/1/18 (3)	2,685	2,896
Santa Ana CA Finance Auth. Rev	5.375%	9/1/09 (1)	3,040	3,290
Santa Ana CA Finance Auth. Rev	5.375%	9/1/10 (1)	1,600	1,734
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,118
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,634
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,185
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,954
Santa Clara CA Electric Rev	5.250%	7/1/17 (1)	1,475	1,645
Santa Clara CA Electric Rev	5.250%	7/1/18 (1)	1,720	1,915
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/10 (2)	4,500	5,452
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/11 (2)	4,535	5,032
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/11 (2)	1,000	1,240
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/12 (2)	4,785	5,311
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/06 (2)	14,000	14,387
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/08 (2)	3,345	3,563
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/09 (2)	3,860	4,108
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/09 (1)	2,000	2,301
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/10 (2)	2,245	2,390
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/10 (1)	4,630	5,471
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/05 (1)	3,440	3,440
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/08 (1)	5,610	6,233
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/09 (1)	5,000	5,712
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/10 (1)	3,300	3,863
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/11 (1)	3,490	4,171
South Orange County CA Public Finance Auth. Rev	5.375%	8/15/12 (4)	5,605	6,095
South Orange County CA Public Finance Auth. Rev	5.250%	8/15/13 (2)	2,290	2,446
Southern California Public Power Auth. Rev. (San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,966
Tamalpais CA Union High School Dist. GO	5.000%	8/1/15 (4)	1,855	2,017
Tamalpais CA Union High School Dist. GO	5.000%	8/1/16 (4)	1,930	2,098
Tamalpais CA Union High School Dist. GO	5.000%	8/1/17 (4)	2,015	2,189
Temecula Valley CA USD	6.000%	8/1/08 (4)	1,370	1,486
Tri-City CA Hosp. Dist	5.500%	2/15/08 (1)	3,805	3,923
Tri-City CA Hosp. Dist	5.500%	2/15/09 (1)	2,665	2,748
Tri-City CA Hosp. Dist	5.625%	2/15/11 (1)	2,970	3,064
Tri-City CA Hosp. Dist	5.625%	2/15/12 (1)	1,880	1,939
Tulare County CA COP	5.000%	8/15/15 (1)	6,460	7,153
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/13	1,000	1,062
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/13 (3)	3,150	3,398
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/14	8,485	9,015
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14 (4)	4,290	4,684
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15 (4)	4,515	4,913
Ventura County CA COP Public Finance Auth	5.375%	8/15/13 (4)	4,320	4,660
Ventura County CA Community College Dist. GO	5.000%	8/1/16 (1)	3,100	3,375
Ventura County CA Community College Dist. GO	5.000%	8/1/17 (1)	2,300	2,500
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,350	1,521
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,909
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,639
Vista CA USD GO	5.375%	8/1/15 (4)	150	167
Vista CA USD GO	5.375%	8/1/16 (4)	190	211
Vista CA USD GO	5.375%	8/1/17 (4)	160	178
Outside California
Guam International Airport Auth. Rev	5.000%	10/1/08 (1)	4,915	5,156
Guam International Airport Auth. Rev	5.000%	10/1/10 (1)	6,050	6,471
Guam International Airport Auth. Rev	5.000%	10/1/11 (1)	6,400	6,878
Puerto Rico Aqueduct & Sewer Auth. Rev	6.000%	7/1/09 (1)	5,250	5,808
Puerto Rico Aqueduct & Sewer Auth. Rev	6.250%	7/1/12 (1)	1,000	1,178
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/10	7,500	8,023
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/10 (4)(Prere.)	2,700	3,027
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/10 (4)(Prere.)	4,000	4,484
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/11	12,500	13,474
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/11 (4)	6,050	6,713
Puerto Rico Electric Power Auth. Rev	6.000%	7/1/12 (1)	8,235	9,585
Puerto Rico GO	4.000%	7/1/07 (ETM)	555	566
Puerto Rico GO	4.000%	7/1/07	3,510	3,562
Puerto Rico GO	5.000%	7/1/08	3,215	3,365
Puerto Rico GO	5.000%	7/1/08 (ETM)	500	528
Puerto Rico GO	6.500%	7/1/11 (1)	2,500	2,931
Puerto Rico Govt. Dev. Bank CP	3.550%	1/26/06	7,000	7,002
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/09	10,000	10,689
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/10	5,000	5,407
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/13 (1)	2,250	2,539
Puerto Rico Housing Finance Corp. Home Mortgage Rev	4.450%	6/1/27	5,890	5,912
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/23 (2)	12,670	15,202
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/23 (3)	5,835	7,001
Puerto Rico Muni. Finance Agency	5.625%	8/1/10 (4)	17,775	19,546
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	8,557
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	14,973
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/09	11,345	12,122
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	22,196
Univ. of Puerto Rico Rev	5.750%	6/1/12 (1)	2,000	2,222
Univ. of Puerto Rico Rev	5.200%	6/1/16 (1)	1,215	1,316
Univ. of Puerto Rico Rev	5.750%	6/1/16 (1)	1,000	1,111
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/07	1,500	1,552
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/15	2,200	2,414

TOTAL MUNICIPAL BONDS
(Cost $2,763,860)				2,850,962

OTHER ASSETS AND LIABILITIES—NET (-0.8%)				(23,826)

NET ASSETS (100%)				$2,827,136

*Securities with a value of $7,636,000, have been segregated as initial margin for open futures contracts.

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2005, the cost of investment securities for tax purposes was $2,778,787,000. Net unrealized appreciation of investment securities for tax purposes was $72,175,000, consisting of unrealized gains of $76,336,000 on securities that had risen in value since their purchase and $4,161,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	150	$17,705	$265

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 19, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.